Disclosure of detailed information about continuity of the lease liabilities (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Balance, August 31, 2021	$ 587,551	$ 572,148
Acquired
Interest expense	15,963	18,585
Payments	(141,077)	(109,875)
Effect of foreign exchange	(2,696)	1,453
Balance, February 28, 2022	441,285	482,311
Held for sale - Eden Games	(18,456)
Less than one year	155,543	194,558
Greater than one year	285,742	287,753
Total lease obligation	441,285	482,311
Equipments [Member]
IfrsStatementLineItems [Line Items]
Balance, August 31, 2021	24,048	35,457
Acquired
Interest expense	701	1,078
Payments	(6,690)	(6,690)
Effect of foreign exchange
Balance, February 28, 2022	18,059	29,845
Held for sale - Eden Games
Less than one year	12,575	11,785
Greater than one year	5,484	18,060
Total lease obligation	18,059	29,845
Office Lease [Member]
IfrsStatementLineItems [Line Items]
Balance, August 31, 2021	563,503	536,691
Acquired
Interest expense	15,262	17,507
Payments	(134,387)	(103,185)
Effect of foreign exchange	(2,696)	1,453
Balance, February 28, 2022	423,226	452,466
Held for sale - Eden Games	(18,456)
Less than one year	142,968	182,773
Greater than one year	280,258	269,693
Total lease obligation	$ 423,226	$ 452,466